PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property And Equipment Details Narrative
Depreciation expense	$ 7,025	$ 6,822	$ 7,174